Cash Flow Information (Tables)	12 Months Ended
Feb. 28, 2017
Supplemental Cash Flow Information [Abstract]
Interest and Income Taxes Paid
Certain consolidated statements of cash flow information related to interest and income taxes paid is summarized as follows:

	For the Years Ended
	February 28, 2017	February 29, 2016	February 28, 2015
Interest paid during the year	$48	$75	$75
Income taxes paid during the year	10	30	59
Income tax refunds received during the year	19	172	425